Variable interest entities - Unconsolidated VIE (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Variable interest entities
Total VIE Assets	$ 446.4	$ 346.8
Total assets	6,533.8	6,413.8
Unconsolidated VIE
Variable interest entities
Total VIE Assets	250.3	257.8
Total assets	250.3	257.8
On-Balance Sheet | Unconsolidated VIE
Variable interest entities
Maximum Exposure to Loss	188.6	102.6
Total assets	188.6	102.6
Off-Balance Sheet | Unconsolidated VIE
Variable interest entities
Maximum Exposure to Loss	6.7	16.3
Total assets	6.7	16.3
Other long-term investments | Unconsolidated VIE
Variable interest entities
Maximum Exposure to Loss	195.3	118.9
Total assets	$ 195.3	$ 118.9